Fair Value Option (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Option [Abstract]
Schedule Of Fair Value Option Elections [Table Text Block]
The table below provides information about the fair value carrying amount and the contractual principal outstanding of assets and liabilities accounted for under the fair value option at December 31, 2011 and 2010.

Fair Value Option Elections

	December 31
	2011			2010
(Dollars in millions)	Fair Value Carrying Amount	Contractual Principal Outstanding	Fair Value Carrying Amount Less Unpaid Principal	Fair Value Carrying Amount	Contractual Principal Outstanding	Fair Value Carrying Amount Less Unpaid Principal
Loans reported as trading account assets	$1,151	$2,371	$(1,220)	$964	$1,917	$(953)
Consumer and commercial loans	8,804	10,823	(2,019)	3,269	3,638	(369)
Loans held-for-sale	7,630	9,673	(2,043)	25,942	28,370	(2,428)
Securities financing agreements	121,688	121,092	596	116,023	115,053	970
Other assets	251	n/a	n/a	310	n/a	n/a
Long-term deposits	3,297	3,035	262	2,732	2,692	40
Asset-backed secured financings	650	1,271	(621)	706	1,356	(650)
Unfunded loan commitments	1,249	n/a	n/a	866	n/a	n/a
Other short-term borrowings	5,908	5,909	(1)	6,472	6,472	—
Long-term debt (1)	46,239	55,854	(9,615)	50,984	54,656	(3,672)

(1)
The majority of the difference between the fair value carrying amount and contractual principal outstanding at December 31, 2011 relates to the impact of widening of the Corporation’s credit spreads, as well as the fair value of the embedded derivative, where applicable.

n/a = not applicable

Fair Value Option [Table Text Block]
The following tables provide information about where changes in the fair value of assets and liabilities accounted for under the fair value option are included in the Consolidated Statement of Income for 2011, 2010 and 2009.

Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option

	2011
(Dollars in millions)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss)	Other Income (Loss) (1)	Total
Loans reported as trading account assets	$73	$—	$—	$73
Consumer and commercial loans	15	—	(275)	(260)
Loans held-for-sale	(20)	4,137	148	4,265
Securities financing agreements	—	—	127	127
Other assets	—	—	196	196
Long-term deposits	—	—	(77)	(77)
Asset-backed secured financings	—	(30)	—	(30)
Unfunded loan commitments	—	—	(429)	(429)
Other short-term borrowings	261	—	—	261
Long-term debt (2)	2,149	—	3,320	5,469
Total	$2,478	$4,107	$3,010	$9,595

	2010
Loans reported as trading account assets	$157	$—	$—	$157
Commercial loans	2	—	82	84
Loans held-for-sale	—	9,091	493	9,584
Securities financing agreements	—	—	52	52
Other assets	—	—	107	107
Long-term deposits	—	—	(48)	(48)
Asset-backed secured financings	—	(95)	—	(95)
Unfunded loan commitments	—	—	23	23
Other short-term borrowings	(192)	—	—	(192)
Long-term debt (2)	(621)	—	18	(603)
Total	$(654)	$8,996	$727	$9,069

	2009
Loans reported as trading account assets	$259	$—	$—	$259
Commercial loans	25	—	521	546
Loans held-for-sale	(211)	8,251	588	8,628
Securities financing agreements	—	—	(292)	(292)
Other assets	379	—	(177)	202
Long-term deposits	—	—	35	35
Asset-backed secured financings	—	(11)	—	(11)
Unfunded loan commitments	—	—	1,365	1,365
Other short-term borrowings	(236)	—	—	(236)
Long-term debt (2)	(3,938)	—	(4,900)	(8,838)
Total	$(3,722)	$8,240	$(2,860)	$1,658

(1)	Other assets includes $177 million of equity investment loss for 2009.

(2)	Balances in other income (loss) for long-term debt relate to changes in fair value that were attributable to changes in the Corporation’s credit spreads.